Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021
Common Stock - 96.3%(1)	Shares	Fair Value
Crude Oil Pipelines - 4.7%(1)
Canada - 4.7%(1)
Enbridge Inc.	48,399	1,902,564

Renewable Infrastructure - 8.4%(1)
United States - 8.4%(1)
Archaea Energy Inc. (2)	7,593	121,488
Clearway Energy Inc.	16,822	528,043
NextEra Energy, Inc.	21,112	1,773,197
Sempra Energy	7,500	992,700
		3,415,428
Energy Technology - 2.0%(1)
United States - 2.0%(1)
ArcLight Clean Transition Corp. II Class A (2)	6,401	61,770
Bluescape Opportunities Acquisition Corp. (2)	7,286	70,747
Climate Real Impact Solutions II Acquisition Corp. Class A (2)	4,557	44,065
ESM Acquisition Corp. (2)	6,449	62,039
EVgo Inc.(2)	8,966	82,308
Flame Acquisition Corp. (2)	11,100	107,559
Northern Genesis Acquisition Corp. III (2)	8,950	87,084
Peridot Acquisition Corp II (2)	5,804	56,064
RMG Acquisition Corp III (2)	5,914	57,070
Sustainable Development Acquisition I Corp. (2)	5,915	57,316
Tech and Energy Transition Corp. (2)	13,957	134,545
Warrior Technologies Acquisition Co. Class A (2)	7,487	73,298
		893,865

Natural Gas/Natural Gas Liquids Pipelines - 22.7%(1)
Canada - 3.4%(1)
TC Energy Corporation	28,748	1,364,956
United States - 19.3%(1)
Cheniere Energy, Inc.(2)	44,398	3,883,049
Kinder Morgan Inc.	113,064	1,839,551
The Williams Companies, Inc.	84,946	2,097,317
		9,184,873
Oil and Gas Production - 58.5%(1)
United States - 58.5%(1)
BP PLC	39,283	960,862
Cabot Oil & Gas Corporation	113,490	1,803,356
Chevron Corporation	32,483	3,143,380
ConocoPhillips	83,480	4,635,645
Diamondback Energy, Inc.	39,717	3,063,769
EOG Resources, Inc.	40,200	2,714,304
EQT Corporation(2)	101,886	1,867,570
Pioneer Natural Resources Company	27,164	4,065,637
Royal Dutch Shell PLC	36,800	1,463,168
		23,717,691

Total Common Stock (Cost $33,478,932)		39,114,421

Master Limited Partnerships - 10.8%(1)
Crude Oil Pipelines - 0.9%(1)
United States - 0.9%(1)
Plains All American Pipeline, L.P.	39,700	370,401

Natural Gas/Natural Gas Liquids Pipelines - 7.5%(1)
United States - 7.5%(1)
Energy Transfer LP	116,900	1,087,170
Enterprise Products Partners L.P.	88,300	1,965,558
		3,052,728

Refined Product Pipelines - 2.4%(1)
United States - 2.4%(1)
Magellan Midstream Partners, L.P.	19,323	950,885

Total Master Limited Partnerships (Cost $4,405,181)		4,374,014

Special Purpose Acquisition Company Warrants - 0.1%(1)
Energy Technology - 0.1%(1)
United States - 0.1%(1)
Arclight Clean Transition Corp. II Warrant (2)	1,280	1,280
Bluescape Opportunities Acquisition Corp. Warrant (2)	7,578	6,897
Climate Real Impact Solutions II Acquisition Corp. Warrant (2)	1,943	1,807
ESM Acquisition Corp. Warrant (2)	2,149	1,290
EVgo Inc. Warrant (2)	7,735	15,935
First Reserve Sustainable Growth Co Warrant (2)	1,138	718
Flame Acquisition Corp. Warrant (2)	5,549	4,711
Northern Genesis Acquisition Corp III Warrant (2)	2,237	2,014
Peridot Acquisition Corp. Warrant (2)	1,161	882
Qell Acquisition Corp. Warrant (2)	3,452	5,523
RMG Acquisition Corp III Warrant (2)	1,183	1,065
Sustainable Development Acquisition Warrant (2)	2,957	1,952
Tech and Energy Transition Corp. Warrant (2)	4,653	2,973
Warrior Technologies Acquisition Co Warrant (2)	3,743	2,246

Total Warrants (Cost $58,176)		49,293

Short-Term Investment - 0.7%(1)
United States Investment Company - 0.7%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(3) (Cost $266,359)	266,359	266,359

Total Investments - 107.9%(1) (Cost $38,208,648)		43,804,087
Other Assets and Liabilities - (0.3)%(1)		(100,113)
Credit Facility Borrowings - (7.6)%(1)		(3,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		40,603,974

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.

NDP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$39,114,421	$-	$-	$39,114,421
Master Limited Partnerships(a)	4,374,014	-	-	4,374,014
Warrants	49,293	-	-	49,293
Short-Term Investment(b)	266,359	-	-	266,359
Total Assets	$43,804,087	$-	$-	$43,804,087

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2021:

Preferred Stock	NDP
Balance – beginning of period	$2,008,943
Purchases	-
Return of capital	-
Sales	(1,997,000)
Total realized gain/loss	308,458
Change in unrealized gain/loss	(320,401)
Balance – end of period	$-